Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 23, 2012	Jun. 30, 2011
Entity Information [Line Items]
Entity Registrant Name	Whitestone REIT Operating Partnership, L.P.
Entity Central Index Key	0001490653
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 0

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate assets, at cost:
Property	$ 292,360	$ 204,954
Accumulated depreciation	(45,472)	(39,556)
Total real estate assets	246,888	165,398
Cash and cash equivalents	5,695	17,591
Marketable securities	5,131	0
Escrows and acquisition deposits	4,996	4,385
Accrued rents and accounts receivable, net of allowance for doubtful accounts	6,053	4,726
Unamortized lease commissions and loan costs	3,755	3,598
Prepaid expenses and other assets	975	747
Total assets	273,493	196,445
Liabilities:
Notes payable	127,890	100,941
Accounts payable and accrued expenses	9,017	7,292
Tenants' security deposits	2,232	1,796
Distributions payable	3,647	2,133
Total liabilities	142,786	112,162
Commitments and contingencies:
Partners' Capital:
General Partner, 11,317,042 and 5,550,374 units outstanding as of December 31, 2011 and December 31, 2010, respectively	117,077	62,708
Limited Partners, 1,360,927 and 1,814,569 units outstanding as of December 31, 2011 and December 31, 2010, respectively	14,959	21,575
Accumulated other comprehensive loss	(1,329)	0
Total partners' capital	130,707	84,283
Total liabilities and partners' capital	$ 273,493	$ 196,445

Consolidated Balance Sheets Parenthetical	Dec. 31, 2011	Dec. 31, 2010
Partners' Capital:
General Partner, units outstanding	11,317,042	5,550,374
Limited Partners, units outstanding	1,360,927	1,814,569

Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property revenues
Rental revenues	$ 27,814	$ 25,901	$ 26,449
Other revenues	7,101	5,632	6,236
Total property revenues	34,915	31,533	32,685
Property expenses
Property operation and maintenance	8,659	8,358	8,519
Real estate taxes	4,668	3,925	4,472
Total property expenses	13,327	12,283	12,991
Other expenses (income)
General and administrative	6,648	4,992	6,072
Depreciation & amortization	8,365	7,225	6,958
Involuntary conversion	0	(558)	(1,542)
Interest expense	5,728	5,620	5,749
Interest, dividend and other investment income	(460)	(28)	(36)
Total other expense	20,281	17,251	17,201
Income before loss on sale or disposal of assets and income taxes	1,307	1,999	2,493
Provision for income taxes	(225)	(264)	(222)
Gain (loss) on sale or disposal of assets	(146)	(160)	(196)
Income before gain on sale of property	936	1,575	2,075
Gain on sale of property	397	0	0
Net income	1,333	1,575	2,075
Earnings per unit - basic
Net income excluding amounts attributable to unvested restricted shares	$ 0.12	$ 0.27	$ 0.42
Earnings per unit - diluted
Net income excluding amounts attributable to unvested restricted shares	$ 0.12	$ 0.27	$ 0.41
Weighted average number of units outstanding:
Basic	10,799	5,705	4,930
Diluted	10,813	5,734	4,996
Distributions declared per unit	$ 1.14	$ 1.19	$ 1.35
Condensed Consolidated Statements of Comprehensive Income
Net income	1,333	1,575	2,075
Unrealized loss on available-for-sale marketable securities	(1,329)	0	0
Comprehensive income	$ 4	$ 1,575	$ 2,075

Consolidated Statement of Changes in Partners' Capital (USD $) In Thousands, except Share data, unless otherwise specified		Total		Accumulated Other Comprehensive Income (Loss) [Member]	General Partner [Member]	Limited Partner [Member]
Beginning balance at Dec. 31, 2008		$ 67,172		$ 0	$ 45,891	$ 21,281
Beginning balance - general partner (in units) at Dec. 31, 2008					3,115,273
Beginning balance - limited partners (in units) at Dec. 31, 2008						1,579,962
Increase (Decrease) in Stockholders' Equity [Roll Forward]
OP units issued at $15.45 per unit in connection with property acquisition (units)						234,637
OP units issued at $15.45 per unit in connection with property acquisition (value)		3,625				3,625
Share-based compensation (shares)					209,668
Share-based compensation (value)		764			764
Distributions		(6,777)			(4,407)	(2,370)
Reclassification of dividend reinvestment plan shares with expired rescission rights to equity from liabilities at $28.50 per share		0
Net income		2,075			1,342	733
Ending balance at Dec. 31, 2009		66,859		0	43,590	23,269
Ending balance - general partner (in units) at Dec. 31, 2009					3,324,941
Ending balance - limited partners (in units) at Dec. 31, 2009						1,814,599
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Whitestone issuance of common shares (shares)					2,200,000	(30)
Whitestone issuance of common shares (value)		22,970	[1]		22,970	0
Share-based compensation (shares)					41,499
Share-based compensation (value)		73			73
Distributions		(7,551)			(5,387)	(2,164)
Repurchase of common shares (shares)	[2]				(16,066)
Repurchase of common shares (value)		(249)	[2]		(249)
Reclassification of dividend reinvestment plan shares with expired rescission rights to equity from liabilities at $28.50 per share		606			606
Net income		1,575			1,105	470
Ending balance at Dec. 31, 2010		84,283		0	62,708	21,575
Ending balance - general partner (in units) at Dec. 31, 2010		5,550,374			5,550,374
Ending balance - limited partners (in units) at Dec. 31, 2010		1,814,569				1,814,569
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Whitestone issuance of common shares (shares)					5,310,000	0
Whitestone issuance of common shares (value)		59,683	[3]		59,683	0
Exchange of OP units and Class A common shares for Class B common shares (shares)					453,642	(453,642)
Exchange of OP units and Class A common shares for Class B common shares (value)		0			4,972	(4,972)
Dividend reinvestment plan					3,132	0
Dividend reinvestment plan		6			6
Share-based compensation (shares)					(106)
Share-based compensation (value)		114			114
Distributions		(13,383)			(11,529)	(1,854)
Reclassification of dividend reinvestment plan shares with expired rescission rights to equity from liabilities at $28.50 per share		0
Unrealized loss on change in fair value of available-for-sale marketable securities		(1,329)		(1,329)
Net income		1,333			1,123	210
Ending balance at Dec. 31, 2011		$ 130,707		$ (1,329)	$ 117,077	$ 14,959
Ending balance - general partner (in units) at Dec. 31, 2011		11,317,042			11,317,042
Ending balance - limited partners (in units) at Dec. 31, 2011		1,360,927				1,360,927

[1]	Net of offering costs of $3.4 million.
[2]	During the three months ended June 30, 2010, Whitestone acquired Class A common shares held by employees who tendered owned Class A common shares to satisfy the tax withholding on the lapse of certain restrictions on restricted shares.
[3]	Net of offering costs of $4.0 million.

Consolidated Statement of Changes in Partners' Capital Parenthetical (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Value per OP unit exchanged for property			$ 15.45
Per Share Value of Shares With Expired Rescission Rights		$ 28.5
Payments of Stock Issuance Costs	$ 4	$ 3.4

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 1,333	$ 1,575	$ 2,075
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,749	6,805	6,518
Amortization of deferred loan costs	616	420	440
Gain on sale of marketable securities	(192)	0	0
Loss on sale or disposal of assets	(251)	160	196
Bad debt expense	615	536	877
Share-based compensation	310	297	1,013
Changes in operating assets and liabilities:
Escrows and acquisition deposits	(519)	3,840	(3,700)
Accrued rent and accounts receivable	(1,939)	(748)	(511)
Unamortized lease commissions and loan costs	(995)	(783)	(634)
Prepaid expenses and other assets	296	446	527
Accounts payable and accrued expenses	993	(2,319)	2,096
Tenants' security deposits	436	166	1
Net cash provided by operating activities	8,452	10,395	8,898
Cash flows from investing activities:
Acquisitions of real estate	(65,910)	(8,625)	(5,619)
Additions to real estate	(7,568)	(4,143)	(3,611)
Proceeds from sale of property	1,567	0	0
Investments in marketable securities	(13,520)	0	0
Proceeds from sales of marketable securities	7,252	0	0
Net cash used in investing activities	(78,179)	(12,768)	(9,230)
Cash flows from financing activities:
Distributions paid	(12,019)	(7,407)	(6,926)
Proceeds from issuance of Whitestone's common shares, net of offering costs	59,683	22,970	0
Proceeds from notes payable	13,905	1,430	9,557
Repayments of notes payable	(3,128)	(2,957)	(8,725)
Payments of loan origination costs	(610)	(98)	(288)
Repurchase of common shares	0	(249)	0
Net cash provided by financing activities	57,831	13,689	(6,382)
Net increase in cash and cash equivalents	(11,896)	11,316	(6,714)
Cash and cash equivalents at beginning of period	17,591	6,275	12,989
Cash and cash equivalents at end of period	$ 5,695	$ 17,591	$ 6,275

Supplemental Cash Flow Data (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 5,719	$ 5,621	$ 5,535
Cash paid for taxes	215	262	223
Non cash investing and financing activities:
Disposal of fully depreciated real estate	238	598	564
Financed insurance premiums	649	616	568
Acquisition of real estate in exchange for OP units	0	0	3,625
Debt assumed with acquisitions of real estate	15,425	0	0
Value of shares issued under dividend reinvestment plan	37	0	0
Value of Class B shares exchanged for OP units	0
Change in fair value of available-for-sale securities	(1,329)	0	0
Reclassification of dividend reinvestment shares with rescission rights	0	606	0
Parent [Member]
Non cash investing and financing activities:
Value of Class B shares exchanged for OP units	$ 4,972	$ 0	$ 0

Description of Business and Nature of Operations	12 Months Ended
Dec. 31, 2011
Interim Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

Whitestone REIT Operating Partnership, L.P., a Delaware limited partnership, together with its subsidiaries (collectively, the “Partnership”), was formed on December 31, 1998 to conduct substantially all of the operations for its sole general partner, Whitestone REIT (“Whitestone” or the “General Partner”). Whitestone was formed as a real estate investment trust, pursuant to the Texas Real Estate Investment Trust Act on August 20, 1998. In July 2004, Whitestone changed its state of organization from Texas to Maryland pursuant to a merger of Whitestone directly with and into a Maryland real estate investment trust formed for the sole purpose of the reorganization and the conversion of each outstanding common share of beneficial interest of the Texas entity into 1.42857 common shares of beneficial interest of the Maryland entity. As the general partner of the Partnership, Whitestone has the exclusive power to manage and conduct the business of the Partnership, subject to certain customary exceptions. As of December 31, 2011, 2010 and 2009, we owned and operated 45, 38, and 36 retail, warehouse and office properties in and around Houston, Dallas, San Antonio, Chicago and Phoenix.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Consolidation.  The accompanying consolidated financial statements include the accounts of the Partnership and it subsidiaries. All significant inter-company balances have been eliminated. Capital is allocated between the General Partner and limited partners based on the weighted-average percentage ownership of the Partnership during the year. Issuance of additional Class A or Class B common shares of beneficial interest in Whitestone (collectively, the “common shares”) and units of limited partnership interest in the Partnership (“OP units”) that are convertible into cash or, at Whitestone’s option, common shares on a one for one basis changes the ownership interests of both the Partnership and Whitestone.

Basis of Accounting.  Our financial records are maintained on the accrual basis of accounting whereby revenues are recognized when earned and expenses are recorded when incurred.

Use of Estimates.   The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Significant estimates that we use include the allocated purchase price of acquired properties, the estimated useful lives for depreciable and amortizable assets and costs, the estimated allowance for doubtful accounts, the estimated fair value of interest rate swaps and the estimates supporting our impairment analysis for the carrying values of our real estate assets.  Actual results could differ from those estimates.

Reclassifications.  We have reclassified certain prior year amounts in the accompanying consolidated financial statements in order to be consistent with the current fiscal year presentation.

Share-Based Compensation.   From time to time, Whitestone awards nonvested restricted common share awards or restricted common share unit awards which may be converted into common shares to trustees, executive officers and employees under its 2008 Long-Term Equity Incentive Ownership Plan (the “2008 Plan”).  The vast majority of the awarded shares and units vest when certain performance conditions are met.  We recognize compensation expense when achievement of the performance conditions is probable based on Whitestone's management’s most recent estimates using the fair value of the shares as of the grant date.  We recognized $0.3 million, $0.3 million and $1.0 million in share-based compensation expense for the years ended December 31, 2011, 2010 and 2009, respectively.

Revenue Recognition.  All leases on our properties are classified as operating leases, and the related rental income is recognized on a straight-line basis over the terms of the related leases.  Differences between rental income earned and amounts due per the respective lease agreements are capitalized or charged, as applicable, to accrued rents and accounts receivable.  Percentage rents are recognized as rental income when the thresholds upon which they are based have been met.  Recoveries from tenants for taxes, insurance, and other operating expenses are recognized as revenues in the period the corresponding costs are incurred.  We have established an allowance for doubtful accounts against the portion of tenant accounts receivable which is estimated to be uncollectible.

Cash and Cash Equivalents.  We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.  Cash and cash equivalents as of December 31, 2011 and 2010 consisted of demand deposits at commercial banks and brokerage accounts.

Marketable Securities. We classify our existing marketable equity securities as available-for-sale in accordance with the Financial Accounting Standards Board's ("FASB") Investments-Debt and Equity Securities guidance. These securities are carried at fair value with unrealized gains and losses reported in equity as a component of accumulated other comprehensive income or loss. The fair value of the marketable securities is determined using Level 1 inputs under FASB Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosures." Level 1 inputs represent quoted prices available in an active market for identical investments as of the reporting date. Gains and losses on securities sold are based on the specific identification method, and are reported as a component of interest, dividend and other investment income. We recognized a gain on the sale of marketable securities of approximately $0.2 million for the year ended December 31, 2011. No gain or loss was recognized for the year ended December 31, 2010 or December 31, 2009. As of December 31, 2011, our investment in available-for-sale marketable securities was approximately $5.1 million, which includes an aggregate unrealized loss of approximately $1.3 million.

Real Estate

Development Properties.  Land, buildings and improvements are recorded at cost. Expenditures related to the development of real estate are carried at cost which includes capitalized carrying charges and development costs. Carrying charges, primarily interest, real estate taxes and loan acquisition costs, and direct and indirect development costs related to buildings under construction, are capitalized as part of construction in progress. The capitalization of such costs ceases when the property, or any completed portion, becomes available for occupancy. Prior to that time, we expense these costs as acquisition expense.  No interest was capitalized for the years ended December 31, 2011, 2010 and 2009.

Acquired Properties and Acquired Lease Intangibles.  We allocate the purchase price of the acquired properties to land, building and improvements, identifiable intangible assets and to the acquired liabilities based on their respective fair values. Identifiable intangibles include amounts allocated to acquired out-of-market leases, the value of in-place leases and customer relationship value, if any. We determine fair value based on estimated cash flow projections that utilize appropriate discount and capitalization rates and available market information. Estimates of future cash flows are based on a number of factors including the historical operating results, known trends and specific market and economic conditions that may affect the property. Factors considered by management in our analysis of determining the as-if-vacant property value include an estimate of carrying costs during the expected lease-up periods considering market conditions, and costs to execute similar leases. In estimating carrying costs, management includes real estate taxes, insurance and estimates of lost rentals at market rates during the expected lease-up periods, tenant demand and other economic conditions. Whitestone's management also estimates costs to execute similar leases including leasing commissions, tenant improvements, legal and other related expenses. Intangibles related to out-of-market leases and in-place lease value are recorded as acquired lease intangibles and are amortized as an adjustment to rental revenue or amortization expense, as appropriate, over the remaining terms of the underlying leases. Premiums or discounts on acquired out-of-market debt are amortized to interest expense over the remaining term of such debt.

Depreciation.  Depreciation is computed using the straight-line method over the estimated useful lives of 5 to 39 years for the buildings and improvements.  Tenant improvements are depreciated using the straight-line method over the life of the improvement or remaining term of the lease, whichever is shorter.

Impairment.  We review our properties for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of the assets, including accrued rental income, may not be recoverable through operations.  We determine whether an impairment in value has occurred by comparing the estimated future cash flows (undiscounted and without interest charges), including the estimated residual value of the property, with the carrying cost of the property.  If impairment is indicated, a loss will be recorded for the amount by which the carrying value of the property exceeds its fair value.  Whitestone's management has determined that there has been no impairment in the carrying value of our real estate assets as of December 31, 2011.

Accrued Rents and Accounts Receivable.  Included in accrued rent and accounts receivable are base rents, tenant reimbursements and receivables attributable to recording rents on a straight-line basis. An allowance for the uncollectible portion of accrued rents and accounts receivable is determined based upon customer credit-worthiness (including expected recovery of our claim with respect to any tenants in bankruptcy), historical bad debt levels, and current economic trends.  As of December 31, 2011 and 2010, we had an allowance for uncollectible accounts of $1.4 million and $1.3 million, respectively. As of December 31, 2011, 2010 and 2009, we recorded bad debt expense in the amount of $0.6 million, $0.5 million and $0.9 million, respectively, related to tenant receivables that we specifically identified as potentially uncollectible based on our assessment of each tenant’s credit-worthiness.  Bad debt expenses and any related recoveries are included in property operation and maintenance expense.

Unamortized Lease Commissions and Loan Costs.  Leasing commissions are amortized using the straight-line method over the terms of the related lease agreements.  Loan costs are amortized on the straight-line method over the terms of the loans, which approximates the interest method.  Costs allocated to in-place leases whose terms differ from market terms related to acquired properties are amortized over the remaining life of the respective leases.

Prepaids and Other Assets.  Prepaids and other assets include escrows established pursuant to certain mortgage financing arrangements for real estate taxes and insurance and acquisition deposits which include earnest money deposits on future acquisitions.

Federal Income Taxes.  As a partnership, any federal income tax liability is passed through to our partners. Whitestone elected to be taxed as a real estate investment trust ("REIT") under the Code beginning with our taxable year ended December 31, 1999.  As a REIT, Whitestone generally is not subject to federal income tax on income that it distributes to its shareholders.  If Whitestone fails to qualify as a REIT in any taxable year, it will be subject to federal income tax on its taxable income at regular corporate rates.  We believe that Whitestone is organized and operates in such a manner as to qualify to be taxed as a REIT, and that it intends to operate so as to remain qualified as a REIT for federal income tax purposes.

State Taxes.  In May 2006, the State of Texas adopted House Bill 3, which modified the state’s franchise tax structure, replacing the previous tax based on capital or earned surplus with one based on margin (often referred to as the “Texas Margin Tax”) effective with franchise tax reports filed on or after January 1, 2008.  The Texas Margin Tax is computed by applying the applicable tax rate (1% for us) to the profit margin, which, generally, will be determined for us as total revenue less a 30% standard deduction.  Although House Bill 3 states that the Texas Margin Tax is not an income tax, Financial Accounting Standards Board (“FASB”) ASC 740, “Income Taxes” (“ASC 740”) applies to the Texas Margin Tax.  We have recorded a margin tax provision of $0.2 million for the Texas Margin Tax for each of the years ended December 31, 2011, 2010 and 2009, respectively.

Fair Value of Financial Instruments.  Our financial instruments consist primarily of cash, cash equivalents, accounts receivable, accounts and notes payable and investments in marketable securities.  The carrying value of cash, cash equivalents, accounts receivable and accounts payable are representative of their respective fair values due to their short-term nature.  The fair value of our long-term debt, consisting of fixed rate secured notes, variable rate secured notes and an unsecured revolving credit facility aggregate to approximately $129.2 million and $100.9 million as compared to the book value of approximately $127.9 million and $100.9 million as of December 31, 2011 and 2010, respectively. The fair value of our long-term debt is estimated on a level 2 basis (as provided by ASC 820, Fair Value Measurements and Disclosures), using a discounted cash flow analysis based on the borrowing rates currently available to the Company for loans with similar terms and maturities, discounting the future contractual interest and principal payments.

Disclosure about fair value of financial instruments is based on pertinent information available to management as of December 31, 2011 and 2010. Although management is not aware of any factors that would significantly affect the fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since December 31, 2011 and current estimates of fair value may differ significantly from the amounts presented herein.

Concentration of Risk.  Substantially all of our revenues are obtained from office, warehouse and retail locations in the Houston, Dallas, San Antonio, Phoenix and Chicago metropolitan areas. We maintain cash accounts in major U.S. financial institutions. The terms of these deposits are on demand to minimize risk. The balances of these accounts sometimes exceed the federally insured limits, although no losses have been incurred in connection with these deposits.

Recent accounting pronouncements. In December 2010, the FASB issued new guidance clarifying that the disclosure of supplementary pro forma information for business combinations should be presented such that revenues and earnings of the combined entity are calculated as though the relevant business combinations that occurred during the current reporting period had occurred as of the beginning of the comparable prior annual reporting period. The guidance also improves the usefulness of the supplementary pro forma information by requiring a description of the nature and amount of material, non-recurring pro forma adjustments that are directly attributable to the business combinations. We adopted these provisions for our consolidated financial statements for the year ended December 31, 2011. Thus the application of these provisions is reflected in the supplementary proforma disclosures for our acquisitions in Note 4.

Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities [Text Block]
MARKETABLE SECURITIES

All of our marketable securities are classified as available-for-sale securities as of December 31, 2011. We had no investment in marketable securities as of December 31, 2010. Available-for-sale securities consist of the following (in thousands):

	December 31, 2011
	Amortized Cost	Gains in Accumulated Other Comprehensive Income	Losses in Accumulated Other Comprehensive Income	Estimated Fair Value
Real estate sector exchange traded fund	$301	$—	$(37)	$264
Real estate sector mutual funds	351	—	(55)	296
Real estate sector common stock	5,808	—	(1,237)	4,571
Total available-for-sale securities	$6,460	$—	$(1,329)	$5,131

During the year ended December 31, 2011, available-for-sale securities were sold for total proceeds of $7.3 million. No available-for-sale securities were sold during the years ended December 31, 2010 and 2009. The gross realized gains and losses on these sales totaled $0.3 million and $0.1 million, respectively, in 2011. For the purpose of determining gross realized gains and losses, the cost of securities sold is based on specific identification. A net unrealized holding loss on available-for-sale securities in the amount of $1.3 million for the year ended December 31, 2011 has been included in accumulated other comprehensive income.

Real Estate	12 Months Ended
Dec. 31, 2011
Real Estate [Abstract]
Real Estate Disclosure
REAL ESTATE

As of December 31, 2011, we owned 45 commercial properties in the Houston, Dallas, San Antonio, Phoenix and Chicago areas comprising approximately 3.6 million square feet of gross leasable area.

Property Acquisitions. On December 28, 2011, we acquired the Shops at Starwood, a property that meets our Community Centered Property strategy, for approximately $15.7 million in cash and net prorations. The class A center, which was 98% occupied at the time of purchase, contains 55,385 square feet of gross leasable area, located in Frisco, Texas, a northern suburb of Dallas. The Shops at Starwood has a complementary tenant mix of restaurants, fashion boutiques, salons and second-level office space. Revenue and income of $13,000 and $7,000, respectively, have been included in our results of operations for the year ended December 31, 2011 since the date of acquisition.

On December 28, 2011, we acquired Starwood Phase III, a 2.73 acre parcel of undeveloped land adjacent to the Shops at Starwood for approximately $1.9 million, including a non-recourse loan we assumed for $1.4 million, secured by the land, and cash of $0.5 million. The Phase III development site fronts the Dallas North Tollway within the Tollway Overlay District, which grants the highest allowed density of any zoning district. No revenue or income has been included in our results of operations for the year ended December 31, 2011 since the date of acquisition.

On December 28, 2011, we acquired Pinnacle of Scottsdale Phase II ("Pinnacle Phase II"), a 4.45 acre parcel of developed land adjacent to Pinnacle for approximately $1.0 million in cash and net prorations. Pinnacle Phase II has approximately 400 linear feet of frontage on Scottsdale Road and the potential for additional retail development. No revenue or income has been included in our results of operations for the year ended December 31, 2011 since the date of acquisition. As of the date of the acquisition, the estimated fair value of the land was $1.0 million. No other assets or liabilities were recorded at the date of acquisition.

On December 22, 2011, we acquired Phase I of Pinnacle of Scottsdale ("Pinnacle"), a property that meets our Community Centered Property strategy, for approximately $28.8 million, including a non-recourse loan we assumed for $14.1 million, secured by the property and cash of $14.7 million. Pinnacle is a 100% occupied Class A Community Center with 113,108 square feet of gross leasable area in North Scottsdale. The tenant mix at Pinnacle includes Safeway®, Ace® Hardware, Shell® Oil, Hornacek’s House of Golf, Jade Palace, Jalapeno Inferno, SubwayTM, Stag Tobacconist, Starbucks© Coffee, Pinnacle Peak Dentistry, and a variety of other convenience service providers. Revenue and income of $73,000 and $49,000, respectively, have been included in our results of operations for the year ended December 31, 2011 since the date of acquisition.

On August 16, 2011, we acquired Ahwatukee Plaza Shopping Center, a property that meets our Community Centered Property strategy, for approximately $9.3 million in cash and net prorations. The center contains 72,650 square feet of gross leasable area, located in the Ahwatukee Foothills neighborhood in south Phoenix, Arizona. Revenue and income of $446,000 and $318,000, respectively, have been included in our results of operations for the year ended December 31, 2011 since the date of acquisition.

On August 8, 2011, we acquired Terravita Marketplace, a property that meets our Community Centered Property strategy, containing 102,733 square feet of gross leasable area, inclusive of 51,434 square feet leased to two tenants pursuant to ground leases, located in Scottsdale, Arizona for approximately $16.1 million in cash and net prorations. Terravita Marketplace is surrounded by the gated golf course residential community of Terravita, which was developed by DelWebb Corporation/Pulte, with homes ranging in price from $250,000 to $1 million. Revenue and income of $677,000 and $458,000, respectively, have been included in our results of operations for the year ended December 31, 2011 since the date of acquisition.

On June 28, 2011, we acquired Gilbert Tuscany Village, a property that meets our Community Centered Property strategy, containing 49,415 square feet of gross leasable area, located in Gilbert, Arizona for approximately $5.0 million in cash and net prorations. Gilbert Tuscany Village is surrounded by densely populated, high-end residential developments and is located approximately one mile from Banner Gateway Medical Center, a 60-acre medical complex that is partnering with MD Anderson to add a new 120,000 square foot cancer outpatient center. Revenue and loss of $152,000 and $7,000, respectively, have been included in our results of operations for the year ended December 31, 2011 since the date of acquisition.

On April 13, 2011, we acquired Desert Canyon Shopping Center, a property that meets our Community Centered Property strategy, for approximately $3.65 million in cash and net prorations. The center contains 62,533 square feet of gross leasable area, inclusive of 12,960 square feet leased to two tenants pursuant to ground leases, and is located in Mcdowell Mountain Ranch in northern Scottsdale, Arizona. Situated at a prime intersection at East McDowell Mountain Ranch Road and 105th Street, Desert Canyon is the nearest retail and office space to McDowell Mountain Elementary and Junior High Schools. Located adjacent to the Sonora Mountain Desert Preserve, a lighted trail and jogging path wind directly into the Desert Canyon site and provide access from the surrounding upscale residential neighborhoods. Revenue and income of $465,000 and $185,000, respectively, have been included in our results of operations for the year ended December 31, 2011 since the date of acquisition.

On November 1, 2010, we acquired MarketPlace at Central, a property that meets our Community Centered Property strategy, containing 111,130 square feet of gross leasable area, located in central Phoenix, Arizona for approximately $6.4 million in cash and net prorations. The property is situated in an ideal location across the street from John C. Lincoln Hospital, the major employer in the area, and within a quarter mile from Sunnyslope High School.

On September 28, 2010, we acquired The Citadel, a property that meets our Community Centered Property strategy, containing 28,547 square feet of gross leasable area located in Scottsdale, Arizona for approximately $2.2 million in cash and net prorations. The property is strategically located at a prime intersection at Pinnacle Peak and Pima Roads.

On January 16, 2009, we acquired Spoerlein Commons, a property that meets our Community Centered Property strategy, containing 41,396 square feet of gross leasable area located in Buffalo Grove, Illinois for approximately $9.4 million, including cash of $5.5 million, issuance of 703,912 OP units valued at approximately $3.6 million and credit for net prorations of $0.3 million. The property is a two-story complex of retail, medical and professional office tenants.  We acquired the property from Midwest Development Venture IV, an Illinois limited partnership controlled by James C. Mastandrea, Whitestone's Chairman, President and Chief Executive Officer.  Because of Mr. Mastandrea’s relationship with the seller, a special committee consisting solely of the independent trustees of Whitestone, negotiated the terms of the transaction, which included the use of an independent appraiser to value the property.

Unaudited pro forma results of operations. The results of Spoerlein Commons prior to acquisition are considered immaterial and are therefore not included below. The pro forma unaudited results summarized below reflect our consolidated pro forma results of operations as if our acquisitions for the years ended December 31, 2011 and 2010 were acquired on January 1, 2009 and includes no other material adjustments:

UNAUDITED PRO FORMA RESULTS OF OPERATIONS

INCOME STATEMENT DATA	Year Ended December 31,
	2011	2010	2009
Operating revenue	$41,739	$40,725	$41,994
Net income	$4,740	$5,842	$6,254

Acquisition costs. Acquisition-related costs of $666,000, $46,000 and $75,000 are included in general and administrative expenses in the Company’s income statements for the years ended December 31, 2011, 2010 and 2009, respectively.

Property dispositions. On July 22, 2011, we sold Greens Road Plaza, located in Houston, Texas, for $1.8 million in cash and net prorations. We have reinvested the proceeds from the sale of the 20,607 square foot property located in northeast Houston in acquisitions of Community Centered Properties in our target markets. As a result of the transaction, we recorded a gain on sale of property of $0.4 million for the year ended December 31, 2011.

Accrued Rents and Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accrued Rent and Accounts Receivable, net [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure
ACCRUED RENTS AND ACCOUNTS RECEIVABLE, NET

Accrued rents and accounts receivable, net, consists of amounts accrued, billed and due from tenants, allowance for doubtful accounts and other receivables as follows (in thousands):

	December 31,
	2011	2010
Tenant receivables	$1,914	$1,742
Accrued rent	5,505	4,288
Allowance for doubtful accounts	(1,366)	(1,304)
Totals	$6,053	$4,726

Unamortized Leasing Commissions and Loan Costs	12 Months Ended
Dec. 31, 2011
Unamortized Leasing Commissions and Loan Costs [Abstract]
Other Deferred Costs Disclosures
UNAMORTIZED LEASING COMMISSIONS AND LOAN COSTS

Costs which have been deferred consist of the following (in thousands):

	December 31,
	2011	2010
Leasing commissions	$5,326	$4,971
Deferred financing costs	2,916	2,307
Total cost	8,242	7,278
Less: leasing commissions accumulated amortization	(2,861)	(2,669)
Less: deferred financing cost accumulated amortization	(1,626)	(1,011)
Total cost, net of accumulated amortization	$3,755	$3,598

     A summary of expected future amortization of deferred costs is as follows (in thousands):

Years Ended December 31,	Leasing Commissions	Deferred Financing Costs	Total
2012	$702	$716	$1,418
2013	536	488	1,024
2014	384	55	439
2015	266	30	296
2016	195	1	196
Thereafter	382	—	382
Total	$2,465	$1,290	$3,755

Future Minimum Lease Income	12 Months Ended
Dec. 31, 2011
FUTURE MINIMUM LEASE INCOME [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
FUTURE MINIMUM LEASE INCOME

We lease the majority of our properties under noncancelable operating leases, which provide for minimum base rents plus, in some instances, contingent rents based upon a percentage of the tenants’ gross receipts. A summary of minimum future rents to be received (exclusive of renewals, tenant reimbursements, and contingent rents) under noncancelable operating leases in existence at December 31, 2011 is as follows (in thousands):

Years Ended December 31,	Minimum Future Rents
2012	$30,651
2013	24,376
2014	18,711
2015	13,429
2016	9,464
Thereafter	30,667
Total	$127,298

Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt Disclosure
DEBT

Mortgages and other notes payable consist of the following (in thousands):

	December 31,
Description	2011	2010
Fixed rate notes
$1.4 million 5.00% Note, Due 2012	$1,318	$—
$14.1 million 5.695% Note, due 2013	14,110	—
$3.0 million 6.00% Note, due 2021 (1)	2,978	—
$10.0 million 6.04% Note, due 2014	9,326	9,498
$1.5 million 6.50% Note, due 2014	1,471	1,496
$11.2 million 6.52% Note, due 2015	10,763	10,908
$21.4 million 6.53% Notes, due 2013	19,524	20,142
$24.5 million 6.56% Note, due 2013	23,597	24,030
$9.9 million 6.63% Notes, due 2014	9,221	9,498
$0.5 million 3.25% Notes, due 2012	23	13
Floating rate notes
Unsecured line of credit LIBOR plus 3.50% to 4.50%, due 2013	11,000	—
$26.9 million LIBOR plus 2.60% Note, due 2013	24,559	25,356
	$127,890	$100,941

(1)
The 6.00% interest rate is fixed through March 30, 2016. On March 31, 2016 the interest rate will reset to the rate of interest for a five year balloon note with a thirty year amortization as published by the Federal Home Loan Bank.

Our debt was collateralized by 26 operating properties as of December 31, 2011 with a combined net book value of $143.2 million and 23 operating properties as of December 31, 2010 with a combined net book value of $110.1 million.  Our loans contain restrictions that would require the payment of prepayment penalties for the acceleration of outstanding debt and are secured by deeds of trust on certain of our properties and the assignment of certain rents and leases associated with those properties.
On December 22, 2011, we, operating through our subsidiary, Whitestone Pinnacle of Scottsdale, L.L.C. a Delaware limited liability company ("Whitestone Pinnacle"), assumed a promissory note (the "Pinnacle Note") in the amount of $14.1 million payable to U.S. Bank National Association with an applicable interest rate of 5.695% per annum. Monthly payments of $91,073 began on January 1, 2012 and continue thereafter on the first day of each calendar month until June 1, 2013.
The Pinnacle Note is a non-recourse loan secured by our Pinnacle of Scottsdale property, located in Scottsdale, Arizona, and a limited guarantee by Whitestone and us. In conjunction with the Pinnacle Note, a deed of trust was executed by Whitestone Pinnacle which contains customary terms and conditions, including representations, warranties and covenants by Whitestone Pinnacle that include, without limitation, assignment of rents, warranty of title, insurance requirements and maintenance, use and management of the properties.
The Pinnacle Note contains events of default that include, among other things, non-payment and default under the deed of trust. Upon occurrence of an event of default, the lender is entitled to accelerate all obligations of Whitestone Pinnacle. The lender will also be entitled to receive the entire unpaid balance and unpaid interest at a default rate.
On December 28, 2011, we, operating through our subsidiary, Whitestone Shops at Starwood-Phase III LLC., a Delaware limited liability company ("Whitestone Starwood"), assumed a promissory note (the "Starwood Note") in the amount of $1.4 million payable to Sovereign Bank, with an applicable interest rate of 5.0% per annum. Monthly payments of $5,780 became due on January 1, 2012 and continue thereafter on the first day of each calendar month until December 31, 2012.
The Starwood Note is a non-recourse loan secured by the borrower's future development land parcel adjacent to its Shops at Starwood property, located in Frisco, Texas, and a limited guarantee by the Partnership. In conjunction with the Starwood Note, a deed of trust was executed by Whitestone Starwood which contains customary terms and conditions, including representations, warranties and covenants by Whitestone Starwood that include, without limitation, assignment of rents, warranty of title, insurance requirements and maintenance, use and management of the properties.
The Starwood Note contains events of default that include, among other things, non-payment and default under the deed of trust. Upon occurrence of an event of default, the lender is entitled to accelerate all obligations of Whitestone Starwood. The lender will also be entitled to receive the entire unpaid balance and unpaid interest at a default rate.
Effective June 13, 2011, we entered into an agreement with Harris Bank, part of BMO Financial Group, for an unsecured revolving credit facility (the "Facility") with an initial committed amount of $20 million. The Facility is expandable to $75 million and matures two years from closing, with a 12-month extension available upon lender approval. We will use the Facility for general corporate purposes, including acquisitions and redevelopment of existing properties in our portfolio.
Borrowings under the Facility accrue interest (at our option), based on total indebtedness to total asset value ratio, at either the Eurodollar Loan Rate at 3.5% to 4.5% or the Base Rate at 2.5% to 3.5%. Base Rate means the higher of: (a) the bank's prime commercial rate, (b) the sum of (i) the average rate quoted the bank by two or more federal funds brokers selected by the bank for sale to the bank at face value of federal funds in the secondary market in an amount equal or comparable to the principal amount for which such rate is being determined, plus (ii) 1/2 of 1%, and (c) the LIBOR rate for such day plus 1.00%.
Eurodollar Loan Rate means LIBOR divided by the Eurodollar Reserve Percentage. The Eurodollar Reserve Percentage means the maximum reserve percentage at which reserves are imposed by the Board of Governors of the Federal Reserve System.

The Facility contains customary terms and conditions, including, without limitation, affirmative and negative covenants, such as information reporting requirements, maximum total indebtedness to total asset value, minimum earnings before interest, tax, depreciation and amortization ("EBITDA") to fixed charges, and maintenance of net worth. The Facility also contains customary events of default with customary cure and notice, including, without limitation, nonpayment, breach of covenant, misrepresentation of representations and warranties in a material respect, cross-default to other major indebtedness, change of control, bankruptcy, and loss of REIT tax status. We are currently in compliance with these covenants. As of December 31, 2011, $11 million was drawn on the Facility, and our remaining borrowing capacity was $9 million. On February 27, 2012, we entered into a new $125 million unsecured revolving credit facility, which replaced the Facility. See Note 19.

Certain other of our loans are subject to customary covenants.  As of December 31, 2011, we were in compliance with all loan covenants.

Annual maturities of notes payable as of December 31, 2011 are due during the following years:

Amount Due
Year	(in thousands)

2012	$4,276
2013	91,298
2014	19,191
2015	10,315
2016	49
2017 and thereafter	2,761
Total	$127,890

Contractual Obligations

As of December 31, 2011, we had the following contractual debt obligations:

		Payment due by period (in thousands)
Contractual Obligations	Total	Less than 1 year (2012)	1 - 3 years (2013 - 2014)	3 - 5 years (2015 - 2016)	More than 5 years (after 2016)
Long-Term Debt - Principal	$127,890	$4,276	$110,489	$10,364	$2,761
Long-Term Debt - Fixed Interest	13,575	5,784	6,279	837	675
Long-Term Debt - Variable Interest (1)	1,924	1,104	820	—	—
Operating Lease Obligations	53	29	24	—	—
Total	$143,442	$11,193	$117,612	$11,201	$3,436

(1)
As of December 31, 2011, we had two loans totaling $35.6 million which bore interest at a floating rate.  The variable interest rate payments are based on LIBOR plus 2.60% to LIBOR plus 4.50%.  The information in the table above reflects our projected interest rate obligations for the floating rate payments based on one-month LIBOR as of December 31, 2011, of 0.26%.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER UNIT

Basic earnings per unit for the Partnership's unit holders is calculated by dividing net income excluding amounts attributable to unvested restricted shares by the Partnership's weighted-average units outstanding during the period.  Diluted earnings per unit for the Partnership's unitholders is calculated by dividing net income excluding amounts attributable to unvested restricted shares by the Partnership's weighted-average units outstanding during the period including any dilutive unvested restricted shares.

Certain of Whitestone’s performance restricted common shares are considered participating securities which require the use of the two-class method for the computation of basic and diluted earnings per unit.

For the years ended December 31, 2011, 2010 and 2009 distributions of $213,000, $251,000 and $277,000, respectively, were made to the holders of certain restricted common shares, $196,000, $224,000 and $250,000 of which were charged against earnings, respectively.  See Note 13 for information related to restricted common shares under the 2008 Plan.

	Year Ended
	December 31,
	2011	2010	2009
(in thousands, except per unit data)
Numerator:
Income from continuing operations	$1,333	$1,575	$2,075
Dividends paid on unvested restricted shares	(17)	(27)	(27)
Undistributed earnings attributable to unvested restricted shares	—	—	—
Net income excluding amounts attributable to unvested restricted shares	$1,316	$1,548	$2,048

Denominator:
Weighted average number of units - basic	10,799	5,705	4,930
Effect of dilutive securities:
Unvested restricted shares	14	29	66
Weighted average number of units - dilutive	10,813	5,734	4,996

Earnings Per Unit:
Basic:
Net income excluding amounts attributable to unvested restricted shares	$0.12	$0.27	$0.42
Diluted:
Net income excluding amounts attributable to unvested restricted shares	$0.12	$0.27	$0.41

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Disclosure
FEDERAL INCOME TAXES

Federal income taxes are not provided because we are taxed as a partnership and the liability incurred is that of our partners. As our general partner, Whitestone intends to and believes it qualifies as a REIT under the provisions of the Code and because it has distributed and intends to continue to distribute all of its taxable income to its shareholders. Whitestone's shareholders include their proportionate taxable income in their individual tax returns. As a REIT, Whitestone must distribute at least 90% of its real estate investment trust taxable income to their shareholders and meet certain income sources and investment restriction requirements. In addition, REITs are subject to a number of organizational and operational requirements. If Whitestone fails to qualify as a REIT in any taxable year, Whitestone will be subject to federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates.
During 2010, Whitestone discovered that it may have inadvertently violated the “5% asset test,” as set forth in Section 856(c)(4)(B)(iii)(I) of the Code, for the quarter ended March 31, 2009 as a result of utilizing a certain cash management arrangement with a commercial bank. If its investment in a commercial paper investment sweep account through such cash management agreement is not treated as cash, and is instead treated as a security of a single issuer for purposes of the “5% asset test,” then it failed the “5% asset test” for the first quarter of our 2009 taxable year. Whitestone believes, however, that if it failed the “5% asset test,” its failure would be considered due to reasonable cause and not willful neglect and, therefore, it would not be disqualified as a REIT for its 2009 taxable year. It would be, however, subject to certain reporting requirements and a tax equal to the greater of $50,000 or 35% of the net income from the commercial paper investment account during the period in which it failed to satisfy the “5% asset test.” The amount of such tax was $50,000, and it paid such tax on April 27, 2010.
If the IRS were to assert that Whitestone failed the “5% asset test” for the first quarter of our 2009 taxable year and that such failure was not due to reasonable cause, and the courts were to sustain that position, Whitestone's status as a REIT would terminate as of December 31, 2008. Whitestone would not be eligible to again elect REIT status until its 2014 taxable year. Consequently, it would be subject to federal income tax on its taxable income at regular corporate rates without the benefit of the dividends-paid deduction, and cash available for distributions to its shareholders and our partners would be reduced.
Taxable income differs from net income for financial reporting purposes principally due to differences in the timing of recognition of interest, real estate taxes, depreciation and rental revenue.

For federal income tax purposes, the cash dividends distributed to Whitestone's shareholders are characterized as follows for the years ended December 31:

	2011	2010	2009
Ordinary income (unaudited)	24.4%	37.8%	40.5%
Return of capital (unaudited)	66.1%	62.2%	59.5%
Capital gain distributions (unaudited)	6.5%	—%	—%
Unrecaptured section 1250 gain (unaudited)	3.0%	—%	—%
Total	100.0%	100.0%	100.0%

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
RELATED PARTY TRANSACTIONS

Executive Relocation. On July 9, 2010, upon the unanimous recommendation of Whitestone's Compensation Committee, Whitestone entered into an arrangement with Mr. Mastandrea with respect to the disposition of his residence in Cleveland, Ohio. Mr. Mastandrea listed the residence in the second half of 2007 and has had no offers. In the meantime, Mr. Mastandrea has continued to pay for security, taxes, insurance and maintenance expenses related to the residence. In May 2010, we engaged a professional relocation firm to market the home and assist in moving the Mastandrea family to Houston. Since the engagement of the relocation firm, no offers on the home have been received. Under the relocation arrangement, we will pay Mr. Mastandrea the shortfall, if any, in the amount realized from the sale of the Cleveland residence, below $2,450,000, not to exceed $700,000, plus tax on the amount of such payment at the maximum federal income tax rate. The first $450,000 plus any taxes will be paid in cash. Any amount payable in excess of $450,000 will be paid in Whitestone's common shares at the market value of the shares, as determined in the reasonable judgment of Whitestone's board of trustees, as of the time of the sale of the residence.
The common shares payable to Mr. Mastandrea, if any, will be delivered over four consecutive quarters in equal installments. In addition, the arrangement requires us to continue paying the previously agreed upon cost of housing expenses for the Mastandrea family in Houston, Texas for a period of one year following the date of sale of the residence. Whitestone has previously agreed to reimburse Mr. Mastandrea for out of pocket moving costs including packing, temporary storage, transportation and moving supplies.

Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Stockholders' Equity Note Disclosure
EQUITY

Under its declaration of trust, as amended, Whitestone has authority to issue up to 50 million Class A common shares of beneficial interest, $0.001 par value per share, up to 350 million Class B common shares of beneficial interest, $0.001 par value per share, and up to 50 million preferred shares of beneficial interest, $0.001 par value per share.

Operating Partnership Units

The Partnership conducts substantially all of Whitestone's business.  Whitestone is the sole general partner of the Partnership and as of December 31, 2011, owned an 89.3% interest in the Partnership.

Limited partners in the Operating Partnership holding OP units have the right to convert their OP units into cash or, at Whitestone's option, Class A common shares at a ratio of one OP unit for one Class A common share.  Distributions to OP unit holders are paid at the same rate per unit as distributions per share of Whitestone.  As of December 31, 2011 and December 31, 2010, there were 12,677,969 and 7,364,943 OP units outstanding, respectively.  Whitestone owned 11,317,042 and 5,550,374 OP units as of December 31, 2011 and December 31, 2010, respectively. The balance of the OP units is owned by third parties, including certain trustees of Whitestone.  Whitestone's weighted-average share ownership in the Partnership was approximately 84.2%, 70.2% and 64.7% for the years ended December 31, 2011, 2010 and 2009, respectively.

Recapitalization, listing and offering of Whitestone's Class B common shares

On August 24, 2010, Whitestone amended to its declaration of trust to (i) change the name of all of its common shares of beneficial interest, par value $0.001 to Class A common shares, (ii) effect a 1-for-3 reverse share split of its Class A common shares and (iii) change the par value of its Class A common shares to $0.001 per share after the reverse share split. In addition, Whitestone created a new class of common shares of beneficial interest, par value $0.001, entitled “Class B common shares.” The Class A and Class B common shares are identical except that Class B common shares are listed on the NYSE Amex, and Class A common shares are not listed on a national securities exchange. Share and unit counts and per share and unit amounts have been retroactively restated to reflect our 1-for-3 reverse share split in August 2010.

On August 25, 2010, in conjunction with the listing of Whitestone's Class B common shares on the NYSE Amex, Whitestone offered and subsequently issued 2.2 million Class B common shares which resulted in $23.0 million in net offering proceeds to Whitestone, and Whitestone then contributed the proceeds to us in exchange for 2.2 million OP units. We used the net proceeds to acquire properties in our target markets and to redevelop and re-tenant our existing properties, as well as for general corporate purposes.

Follow-On Offering

On May 10, 2011, Whitestone completed a public offering of 5 million Class B common shares and the exercise of the underwriters' over-allotment option to purchase an additional 0.3 million Class B common shares at the public offering price of $12 per share.

Net proceeds, after payment of underwriting commissions and transaction costs, were approximately $59.7 million. Whitestone contributed the net proceeds to us in exchange for 5.3 million OP units.

We used the net proceeds to acquire properties in our target markets and to redevelop and re-tenant our existing properties, as well as for general corporate purposes.

Exchange Offers

On September 2, 2011, Whitestone commenced an offer to exchange Class B common shares on a one-for-one basis for (i) up to 867,789 outstanding Class A common shares; and (ii) up to 453,642 outstanding OP units (the “First Exchange Offer”). The First Exchange Offer expired on October 3, 2011, and 867,789 Class A common shares and 453,642 OP units were accepted for exchange.

On December 9, 2011, Whitestone commenced a second offer to exchange Class B common shares on a one-for-one basis for (i) up to 867,789 outstanding Class A common shares; and (ii) up to 453,642 outstanding OP units (the “Second Exchange Offer”). The Second Exchange Offer expired on January 11, 2012, and 867,789 Class A common shares and 453,580 OP units were accepted for exchange.

Distributions

The following table reflects the total distributions we have paid (including the total amount paid and the amount paid per unit) in each indicated quarter (in thousands, except per unit data):

	Limited Partners Other Than Whitestone
Quarter Paid	Distribution Per Unit	Total Amount Paid
2011
Fourth Quarter	$0.2850	$430
Third Quarter	0.2850	514
Second Quarter	0.2850	515
First Quarter	0.2850	515
Total	$1.1400	$1,974

2010
Fourth Quarter	$0.2850	$514
Third Quarter	0.2850	515
Second Quarter	0.3375	610
First Quarter	0.3375	610
Total	$1.2450	$2,249

Incentive Share Plan	12 Months Ended
Dec. 31, 2011
Incentive Share Plan [Abstract]
Employee Incentive Share Plan
INCENTIVE SHARE PLAN

On July 29, 2008, Whitestone's shareholders approved the 2008 Long-Term Equity Incentive Ownership Plan (the “Plan”). On December 22, 2010, Whitestone's board of trustees amended the Plan to allow for the issuance of Class B common shares pursuant to the Plan. The Plan, as amended, provides that awards may be made with respect to Class B common shares of Whitestone or OP units. The maximum aggregate number of Class B common shares that may be issued under the Plan is increased upon each issuance of Class A or Class B common shares by Whitestone so that at any time the maximum number of shares that may be issued under the Plan shall equal 12.5% of the aggregate number of Class A and Class B common shares of Whitestone and OP units issued and outstanding (other than shares and/or units issued to or held by Whitestone).

The Compensation Committee of Whitestone's board of trustees administers the Plan, except with respect to awards to non-employee trustees, for which the Plan is administered by Whitestone's board of trustees.  The Compensation Committee is authorized to grant share options, including both incentive share options and non-qualified share options, as well as share appreciation rights, either with or without a related option. The Compensation Committee is also authorized to grant restricted Class B common shares, restricted Class B common share units, performance awards and other share-based awards.

On January 6, 2009, the Compensation Committee, pursuant to the Plan, granted to certain of Whitestone's officers restricted Class A common shares and restricted Class A common share units subject to certain restrictions. The restricted Class A common shares and restricted Class A common share units will vest upon achieving certain performance goals (as specified in the award agreement). The grantee is the record owner of the restricted Class A common shares and has all rights of a shareholder with respect to the restricted Class A common shares, including the right to vote the restricted Class A common shares and to receive distributions with respect to the restricted Class A common shares. The grantee has no rights of a shareholder with respect to the restricted Class A common share units, including no right to vote the restricted Class A common share units and no right to receive current distributions with respect to the restricted Class A common share units until the restricted Class A common share units are fully vested and convertible to Class A common shares of Whitestone.

A summary of the share-based incentive plan activity as of and for the year ended December 31, 2011 is as follows:

	Shares	Weighted-Average Grant Date Fair Value (1)
Non-vested at January 1, 2011	522,441	$12.48
Granted	—	—
Vested	(5,169)	15.45
Forfeited	(13,249)	11.17
Non-vested at December 31, 2011	504,023	$12.48
Available for grant at December 31, 2011	1,245,638

(1)	The fair value of the shares granted were determined based on observable market transactions occurring near the date of the grants.

A summary of our nonvested and vested shares activity for the years ended December 31, 2011, 2010 and 2009 is presented below:

	Shares Granted		Shares Vested
Year Ended	Non-Vested Shares Issued	Weighted-Average Grant-Date Fair Value	Vested Shares	Total Vest-Date Fair Value
				(in thousands)
2011	—	$—	(5,169)	$80
2010	31,858	14.09	(55,699)	695
2009	600,731	12.37	—	—

Total compensation recognized in earnings for share-based payments for the years ended December 31, 2011, 2010 and 2009 was $0.3 million, $0.3 million and $1.0 million, respectively, which represents achievement of the first performance-based target and anticipated vesting of certain restricted shares with time-based vesting.  With our current asset base, Whitestone's management does not expect to achieve the next performance-based target. Should we increase our asset base, we may achieve the next performance-based target. As a result, as of December 31, 2011, there was no unrecognized compensation cost related to outstanding nonvested performance-based shares based on Whitestone's management’s current estimates. As of December 31, 2011, there was approximately $0.1 million in unrecognized compensation cost related to outstanding nonvested time-based shares which are expected to be recognized over a weighted-average period of approximately two years. The fair value of the shares granted during the years ended December 31, 2010 and 2009 was determined based on observable market transactions occurring near the date of the grants.

Grants to Trustees	12 Months Ended
Dec. 31, 2011
Grants to Trustees [Abstract]
Trustee Incentive Shares
GRANTS TO TRUSTEES
On March 25, 2009, each of Whitestone's five independent trustees was granted 1,667 restricted Class A common shares which vest in equal installments in 2010, 2011, and 2012. During the year ended December 31, 2011, 2,224 of these restricted shares vested. These restricted shares were granted pursuant to individual grant agreements and were not pursuant to our 2008 Plan.
The 8,335 Class A common shares granted to Whitestone's five independent trustees had a weighted average grant date fair value of $14.81 per share, resulting in total unrecognized compensation cost of approximately $7,000 as of December 31, 2011, which is expected to be recognized over a weighted-average period of approximately three months. The fair value of the shares granted during 2009 was determined based on observable market transactions occurring near the date of the grants.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies Disclosure
COMMITMENTS AND CONTINGENCIES

We are a participant in various legal proceedings and claims that arise in the ordinary course of our business.  These matters are generally covered by insurance.  While the resolution of these matters cannot be predicted with certainty, we believe that the final outcome of these matters will not have a material effect on our financial position, results of operations, or cash flows.

Executive Relocation. On July 9, 2010, upon the unanimous recommendation of Whitestone's Compensation Committee, Whitestone entered into an arrangement with Mr. Mastandrea with respect to the disposition of his residence in Cleveland, Ohio. Mr. Mastandrea listed the residence in the second half of 2007 and has had no offers. In the meantime, Mr. Mastandrea has continued to pay for security, taxes, insurance and maintenance expenses related to the residence. In May 2010, Whitestone engaged a professional relocation firm to market the home and assist in moving the Mastandrea family to Houston. Since the engagement of the relocation firm, no offers on the home have been received. Under the relocation arrangement, we will pay Mr. Mastandrea the shortfall, if any, in the amount realized from the sale of the Cleveland residence, below $2,450,000, not to exceed $700,000, plus tax on the amount of such payment at the maximum federal income tax rate. The first $450,000 plus any taxes will be paid in cash. Any amount payable in excess of $450,000 will be paid in Whitestone's common shares at the market value of the shares, as determined in the reasonable judgment of Whitestone's board of trustees, as of the time of the sale of the residence.
The common shares payable to Mr. Mastandrea, if any, will be delivered over four consecutive quarters in equal installments. In addition, the arrangement requires us to continue paying the previously agreed upon cost of housing expenses for the Mastandrea family in Houston, Texas for a period of one year following the date of sale of the residence. Whitestone has previously agreed to reimburse Mr. Mastandrea for out of pocket moving costs including packing, temporary storage, transportation and moving supplies.

Involuntary Conversion	12 Months Ended
Dec. 31, 2011
INVOLUNTARY CONVERSION [Abstract]
Involuntary Conversion [Text Block]
INVOLUNTARY CONVERSION

The involuntary conversion gain of $0.6 million recognized during the year ended December 31, 2010 represents the completion of the repairs to the 31 properties impacted by Hurricane Ike at costs that were lower than we estimated as of December 31, 2009. The estimated costs were sensitive to the scope requirements of our lenders and labor and material costs of our vendors, and the final costs incurred were more favorable than we anticipated.

During the year ended December 31, 2009, we completed a settlement of our insurance claims related to our 31 properties damaged by Hurricane Ike.  The settlement was $7.0 million in its entirety, with $6.5 million allocated to casualty claims and approximately $0.5 million allocated to loss of rents claims.  For the year ended December 31, 2009, the $6.5 million in insurance proceeds allocated to casualty losses was offset by accrued repair costs of $5.1 million resulting in a gain of $1.4 million.  The remaining $0.1 million in involuntary conversion gain for the year ended December 31, 2009 was realized on an insurance settlement we completed during 2009 on a chiller unit at our Uptown Tower property in Dallas, Texas.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Reporting Disclosure	SEGMENT INFORMATION Whitestone's management historically has not differentiated by property types and therefore does not present segment information.

Select Quarterly Information	12 Months Ended
Dec. 31, 2011
SELECT QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Quarterly Financial Information [Text Block]
SELECT QUARTERLY FINANCIAL DATA (unaudited)

The following is a summary of our unaudited quarterly financial information for the years ended December 31, 2011 and 2010 (in thousands, except per share data):

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2011
Revenues	$8,086	$8,071	$8,790	$9,968
Net income (loss)	246	(238)	675	650
Earnings per unit:
Basic - Net income (loss) excluding amounts attributable to unvested restricted shares (1)	$0.03	$(0.02)	$0.05	$0.05
Diluted - Net income (loss) excluding amounts attributable to unvested restricted shares (1)	0.03	(0.02)	0.05	0.05
2010
Revenues	$7,709	$7,832	$7,933	$8,059
Net income	335	255	234	751
Earnings per unit:
Basic - Net income excluding amounts attributable to unvested restricted shares (1)	$0.07	$0.05	$0.04	$0.10
Diluted - Net income excluding amounts attributable to unvested restricted shares (1)	0.07	0.05	0.04	0.10

(1)
The sum of individual quarterly basic and diluted earnings per share amounts may not agree with the year-to-date basic and diluted earning per share amounts as the result of each period's computation being based on the weighted average number of common shares outstanding during that period.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

Unsecured Revolving Credit Facility

On February 27, 2012, we entered into a three-year $125 million unsecured revolving credit facility (the “2012 Facility”) with the lenders party thereto, with BMO Capital Markets, as sole lead arranger and sole book runner, Bank of Montreal, as administrative agent (the “Agent"), U.S. Bank National Association, as syndication agent, and Capital One, N.A. and Well Fargo Bank, National Association, as co-documentation agents. Also included in the lender group was MidFirst Bank. We will use the 2012 Facility for general corporate purposes, including acquisitions and redevelopment of existing properties in its portfolio.

The 2012 Facility is unsecured and will mature on February 27, 2015. Borrowings under the 2012 Facility accrue interest (at the Partnership's option) at a Base Rate or a Eurodollar Loan Rate plus an applicable margin based upon the Company's then existing leverage. Base Rate means the higher of: (a) the Agent's prime commercial rate, (b) the sum of (i) average rate quoted the Agent by two or more federal funds brokers selected by the Agent for sale to the Agent at face value of federal funds in the secondary market in an amount equal or comparable to the principal amount for which such rate is being determined, plus (ii) 1/2 of 1%, and (c) the LIBOR rate for such day plus 1.00%. Eurodollar Loan Rate means LIBOR divided by the Eurodollar Reserve Percentage. The Eurodollar Reserve Percentage means the maximum reserve percentage at which reserves are imposed by the Board of Governors of the Federal Reserve System.

Whitestone will serve as the guarantor for funds borrowed by the Partnership under the 2012 Facility. The 2012 Facility contains customary terms and conditions, including, without limitation, affirmative and negative covenants such as information reporting requirements, maximum secured indebtedness to total asset value, minimum EBITDA (earnings before interest, taxes, depreciation, amortization or extraordinary items) to fixed charges, minimum property net operating income to total indebtedness and maintenance of net worth. The 2012 Facility also contains customary events of default with customary notice and cure, including, without limitation, nonpayment, breach of covenant, misrepresentation of representations and warranties in a material respect, cross-default to other major indebtedness, change of control, bankruptcy and loss of REIT tax status.

On February 27, 2012, simultaneously with entering into the 2012 Credit Facility, Whitestone terminated the Facility. The 2012 Facility replaces the Facility. See Note 8 for a description of the Facility.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

	(in thousands)
	Balance at	Charged to	Deductions	Balance at
	Beginning	Costs and	from	End of
Description	of Year	Expense	Reserves	Year
Allowance for doubtful accounts:
Year ended December 31, 2011	$1,304	$615	(553)	$1,366
Year ended December 31, 2010	894	536	(126)	1,304
Year ended December 31, 2009	1,497	877	(1,480)	894

Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Schedule III - Real Estate and Accumulated Depreciation [Abstract]
Real Estate and Accumulated Depreciation Disclosure [Text Block]

			Costs Capitalized Subsequent		Gross Amount at which Carried at
	Initial Cost (in thousands)		to Acquisition (in thousands)		End of Period (in thousands)(1) (2)
		Building and	Improvements	Carrying		Building and
Property Name	Land	Improvements	(net)	Costs	Land	Improvements	Total
Retail Communities:
Ahwatukee Plaza	$5,126	$4,086	$2	$—	$5,126	$4,088	$9,214
Bellnot Square	1,154	4,638	422		1,154	5,060	6,214
Bissonnet Beltway	415	1,947	454	—	415	2,401	2,816
Centre South	481	1,596	731	—	481	2,327	2,808
Holly Knight	320	1,293	190	—	320	1,483	1,803
Kempwood Plaza	733	1,798	1,087	—	733	2,885	3,618
Lion Square	1,546	4,289	1,732	—	1,546	6,021	7,567
Pinnacle of Scottsdale	6,648	22,466	—	—	6,648	22,466	29,114
Providence	918	3,675	821	—	918	4,496	5,414
Shaver	184	633	12	—	184	645	829
Shops at Starwood	4,093	11,487	—	—	4,093	11,487	15,580
South Richey	778	2,584	450	—	778	3,034	3,812
Spoerlein Commons	2,340	7,296	238	—	2,340	7,534	9,874
SugarPark Plaza	1,781	7,125	352	—	1,781	7,477	9,258
Sunridge	276	1,186	268	—	276	1,454	1,730
Terravita Marketplace	7,171	9,392	57	—	7,171	9,449	16,620
Torrey Square	1,981	2,971	912	—	1,981	3,883	5,864
Town Park	850	2,911	266	—	850	3,177	4,027
Webster Point	720	1,150	337	—	720	1,487	2,207
Westchase	423	1,751	2,787	—	423	4,538	4,961
Windsor Park	2,621	10,482	2,800	—	2,621	13,282	15,903
	$40,559	$104,756	$13,918	$—	$40,559	$118,674	$159,233
Office/Flex Communities:
Brookhill	$186	$788	$289	$—	$186	$1,077	$1,263
Corporate Park Northwest	1,534	6,306	1,093	—	1,534	7,399	8,933
Corporate Park West	2,555	10,267	937	—	2,555	11,204	13,759
Corporate Park Woodland	652	5,330	622	—	652	5,952	6,604
Dairy Ashford	226	1,211	98	—	226	1,309	1,535
Holly Hall	608	2,516	355	—	608	2,871	3,479
Interstate 10	208	3,700	453	—	208	4,153	4,361
Main Park	1,328	2,721	548	—	1,328	3,269	4,597
Plaza Park	902	3,294	1,071	—	902	4,365	5,267
West Belt Plaza	568	2,165	648	—	568	2,813	3,381
Westgate	672	2,776	445	—	672	3,221	3,893
	$9,439	$41,074	$6,559	$—	$9,439	$47,633	$57,072

			Costs Capitalized Subsequent		Gross Amount at which Carried at
	Initial Cost (in thousands)		to Acquisition (in thousands)		End of Period (in thousands)(1) (2)
		Building and	Improvements	Carrying		Building and
Property Name	Land	Improvements	(net)	Costs	Land	Improvements	Total
Office Communities:
9101 LBJ Freeway	$1,597	$6,078	$1,302	$—	$1,597	$7,380	$8,977
Featherwood	368	2,591	482	—	368	3,073	3,441
Pima Norte	1,086	7,162	1,194	517	1,086	8,873	9,959
Royal Crest	509	1,355	189	—	509	1,544	2,053
Uptown Tower	1,621	15,551	3,073	—	1,621	18,624	20,245
Woodlake Plaza	1,107	4,426	1,058	—	1,107	5,484	6,591
Zeta Building	636	1,819	318	—	636	2,137	2,773
	$6,924	$38,982	$7,616	$517	$6,924	$47,115	$54,039
Total Operating Portfolio	$56,922	$184,812	$28,093	$517	$56,922	$213,422	$270,344

The Citadel	$472	$1,777	$967	$—	$472	$2,744	$3,216
Desert Canyon	1,976	1,704	134	—	1,976	1,838	3,814
Gilbert Tuscany Village	1,767	3,233	10	—	1,767	3,243	5,010
The Marketplace at Central	1,305	5,324	529	—	1,305	5,853	7,158
Total - Development Portfolio	$5,520	$12,038	$1,640	$—	$5,520	$13,678	$19,198

Pinnacle Phase II	$1,000	$—	$—	$—	$1,000	$—	$1,000
Shops at Starwood Phase III	1,818	—	—	—	1,818	—	1,818
Total - Property Held for Development	$2,818	$—	$—	$—	$2,818	$—	$2,818

Grand Totals	$65,260	$196,850	$29,733	$517	$65,260	$227,100	$292,360

		Accumulated Depreciation	Date of	Date	Depreciation
Property Name	Encumbrances	(in thousands)	Construction	Acquired	Life
Retail Communities:
Ahwatukee		$35		8/16/2011	5-39 years
Bellnot Square		1,321		1/1/2002	5-39 years
Bissonnet Beltway		1,159		1/1/1999	5-39 years
Centre South		861		1/1/2000	5-39 years
Holly Knight	(3)	732		8/1/2000	5-39 years
Kempwood Plaza	(3)	1,315		2/2/1999	5-39 years
Lion Square	(3)	1,835		1/1/2000	5-39 years
Pinnacle of Scottsdale	(9)	16		12/22/2011	5-39 years
Providence	(3)	1,440		3/30/2001	5-39 years
Shaver		269		12/17/1999	5-39 years
Shops at Starwood		3		12/28/2011	5-39 years
South Richey	(3)	972		8/25/1999	5-39 years
Spoerlein Commons		587		1/16/2009	5-39 years
SugarPark Plaza	(3)	1,383		9/8/2004	5-39 years
Sunridge	(3)	458		1/1/2002	5-39 years
Terravita Marketplace		80		8/8/2011	5-39 years
Torrey Square	(3)	1,559		1/1/2000	5-39 years
Town Park	(3)	1,408		1/1/1999	5-39 years
Webster Point		607		1/1/2000	5-39 years
Westchase		906		1/1/2002	5-39 years
Windsor Park	(4)	2,319		12/16/2003	5-39 years
		$19,265
Office/Flex Communities:
Brookhill	(5)	$280		1/1/2002	5-39 years
Corporate Park Northwest		2,232		1/1/2002	5-39 years
Corporate Park West	(6)	3,194		1/1/2002	5-39 years
Corporate Park Woodland	(7)	2,253	11/1/2000		5-39 years
Dairy Ashford		513		1/1/1999	5-39 years
Holly Hall	(7)	736		1/1/2002	5-39 years
Interstate 10	(7)	2,020		1/1/1999	5-39 years
Main Park	(7)	1,232		1/1/1999	5-39 years
Plaza Park	(7)	1,611		1/1/2000	5-39 years
West Belt Plaza	(7)	1,271		1/1/1999	5-39 years
Westgate	(7)	922		1/1/2002	5-39 years
		$16,264

		Accumulated Depreciation	Date of	Date	Depreciation
Property Name	Encumbrances	(in thousands)	Construction	Acquired	Life
Office Communities:
9101 LBJ Freeway	(8)	$1,579		8/10/2005	5-39 years
Featherwood		1,143		1/1/2000	5-39 years
Pima Norte		751		10/4/2007	5-39 years
Royal Crest		539		1/1/2000	5-39 years
Uptown Tower	(8)	3,544		11/22/2005	5-39 years
Woodlake Plaza	(8)	1,308		3/14/2005	5-39 years
Zeta Building	(5)	789		1/1/2000	5-39 years
		$9,653
Total Operating Portflio		$45,182

The Citadel		$61		9/28/2010	5-39 years
Desert Canyon		29		4/13/2011	5-39 years
Gilbert Tuscany Village		41		6/28/2011	5-39 years
The Marketplace at Central		159		11/1/2010	5-39 years
Total - Development Portfolio		$290

Pinnacle Phase II		$—		12/28/2011	Land - Not Depreciated
Shops at Starwood Phase III	(10)	—		12/28/2011	Land - Not Depreciated
Total - Property Held For Development		$—

Grand Total		$45,472

(1)	Reconciliations of total real estate carrying value for the three years ended December 31, follows:

	( in thousands)
	2011	2010	2009
Balance at beginning of period	$204,954	$192,832	$180,397
Additions during the period:
Acquisitions	82,030	8,878	9,636
Improvements	7,568	4,142	3,770
	89,598	13,020	13,406
Deductions - cost of real estate sold or retired	(2,192)	(898)	(971)
Balance at close of period	$292,360	$204,954	$192,832

(2)	The aggregate cost of real estate (in thousands) for federal income tax purposes is $265,509.

(3)	These properties secure a $21.4 million and a $9.9 million mortgage notes.

(4)	This property secures a $10.0 million mortgage note.

(5)	These properties secure a $1.5 million mortgage note.

(6)	This property secures an $11.2 million mortgage note.

(7)	These properties secure a $26.9 million mortgage note.

(8)	These properties secure a $24.5 million mortgage note.

(9)	This property secures a $14.1 million mortgage note.

(10)	This property secures a $1.4 million mortgage note.